Share Capital Authorized and Issued - Common Shares Information (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Common stock, shares authorized (in shares)	600,000,000	600,000,000
Common stock, shares, outstanding (in shares)	111,730,209	117,914,754
Common stock, shares, issued (in shares)	111,730,209	117,914,754
Common stock, par or stated value per share (in dollars per share)	$ 0.01	$ 0.01